E2 Business combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
E2 Business combinations

E2 Business combinations

Acquisitions and divestments

Acquisitions

Acquisitions 2016–2018

	2018	2017	2016
Total consideration, including cash	1,314	62	920
Net assets acquired
Cash and cash equivalents	94	—	139
Property, plant and equipment	4	12	19
Intangible assets	481	101	817
Investments in associates	64	—	—
Other assets	254	1	290
Other liabilities	–494	25	–290

Total identifiable net assets	403	139	975
Goodwill 1)	911	–77	–55

Total	1,314	62	920

Acquisition-related costs 2)	24	49	4

1)	Of which SEK 911 (0) million was acquired goodwill and SEK 0 (–77) million refers to a reclassification when the preliminary purchase price allocations were finalized between the years.
2)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

In 2018, Ericsson made acquisitions with a negative cash flow effect amounting to SEK 1.220 (62) million. The acquisitions presented below are not material, but the Company gives the information to provide the reader a summarized view of the content of the acquisitions made. The acquisitions consist primarily of:

CENX: On September 14, 2018, the Company acquired 100% of the shares in CENX, a US-based service assurance technology company with approximately 185 employees. CENX’s cloud-native service assurance and automation capability strengthens Ericsson’s position as a leading player in the OSS and Managed Services markets. Balances to facilitate the Purchase price allocation are preliminary.

VidScale: On April 4, 2018, the company acquired 100% of the shares in VidScale, a company providing cloud-based Content Delivery Network (CDN) solutions. Balances to facilitate the Purchase price allocation are final.

Placecast: On February 13, 2018, the Company acquired 100% of the shares in Placecast. The company is a location intelligence platform that leverages deterministic carrier data to deliver better audience, verification, and insight solutions. It fits into the EMODO business which Ericsson is building up. Balances to facilitate the Purchase price allocation are final.

In order to finalize a Purchase price allocation all relevant information needs to be in place. Examples of such information are final consideration and final opening balances, they may remain preliminary for a period of time due to for example adjustments of working capital, tax items or decisions from local authorities.

Divestments

Divestments 2016–2018
	2018	2017	2016
Proceeds	226	459	25
Net assets disposed of
Property, plant and equipment	55	62	36
Investments in joint ventures and associated companies	114	—	15
Intangible assets	30	—	—
Goodwill	—	45	—
Other assets	809	219	5
Provisions, incl. post-employement benefits	–43	—	—
Other liabilities	–571	–180	–114

Total net assets	394	146	–58
Net gains/losses from divestments	–168	313	83

Cash flow effect	226	459	25

In 2018, the Company made divestments with a cash flow effect amounting to SEK 226 (459) million. The divestments consist primarily of:

Ericsson Local Services AB (LSS): The divestment of LSS to Transtema Group was concluded on August 31, 2018. Transtema Group AB acquired all assets and continue the operation with the existing approximately 700 employees.

Excellence Field Factory: In June, a divestment of the Spanish fiber service operations with approximately 600 service engineers, was completed.

Acquisitions 2016–2018

Company	Description	Transaction date

CENX	A US based service assurance technology company.	Sep 2018

VidScale	A US company providing cloud-based Content Delivery Network (CDN) solutions.	Mar 2018

Placecast	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.	Feb 2018

Nodeprime	A US based software development company with an infrastructure management platform.	Apr 2016

Ericpol	A software development company in Poland within telecommunications.	Apr 2016

FYI Television	A US based premier entertainment metadata and rich media content supplier.	Jan 2016

Divestments 2016–2018

Company	Description	Transaction date

Ericsson Local Services AB (LSS)	A divestment of the Local Services company in Sweden.	Aug 2018

Excellence Field Factory	A divestment of the Spanish fiber service operations.	Jun 2018

Power Modules	A divestment of the power modules business.	Sep 2017

Birla Ericsson Optical Ltd	A divestment of the shares in the associated company.	Jul 2016